Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]

Available-for-sale securities, classified as other current assets, is as:

	December 31, 2012
	Amortized Cost	Unrealized Gains in Comprehensive Income	Unrealized Losses in Comprehensive Income	Sales of Securities	Fair Value

Available-for-sale securities	$150,793	$30,363	$(948)	$(180,208)	$-

	December 31, 2011
	Amortized Cost	Unrealized Gains in Accumulated Other Comprehensive Income	Unrealized Losses in Accumulated Other Comprehensive Income	Sales of Securities	Fair Value

Available-for-sale securities	$365,786	$83,817	$(298,810)	$-	$150,793